Stockholders' Equity (Details) - Schedule of Summarized the Option Activity - Options [Member] - USD ($)		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2023	Dec. 31, 2022
Stockholders' Equity (Details) - Schedule of Summarized the Option Activity [Line Items]
Number of Shares , Outstanding (in Shares)	174,666,648	163,142,084	163,142,084
Weighted Average Exercise Price ,Outstanding	$ 0.01	$ 0	$ 0
Weighted Average Remaining Contractual Term ,Outstanding	8 years 8 months 26 days	9 years 7 months 13 days	8 years 11 months 15 days
Aggregate Intrinsic Value ,Outstanding (in Dollars)		$ 1,003,656
Number of Shares , Exercisable (in Shares)		105,562,164
Weighted Average Exercise Price ,Exercisable		$ 0
Weighted Average Remaining Contractual Term , Exercisable		9 years 7 months 13 days
Aggregate Intrinsic Value ,Exercisable (in Dollars)		$ 669,104
Number of Shares , Granted (in Shares)			9,597,675
Weighted Average Exercise Price , Granted		$ 0	$ 0
Aggregate Intrinsic Value , Granted		4,070,727
Number of Shares , Forfeited (in Shares)
Weighted Average Exercise Price ,Forfeited		$ 0
Aggregate Intrinsic Value ,Forfeited
Number of Shares , Exercised (in Shares)
Weighted Average Exercise Price ,Exercised
Aggregate Intrinsic Value ,Exercised (in Dollars)
Number of Shares, Expired (in Shares)			(21,122,239)
Weighted Average Exercise Price , Expired			$ 0.04
Aggregate Intrinsic Value , Expired (in Dollars)